Taxes on Income (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2022
Taxes on Income [Line Items]
Blended corporate tax rate	27.00%	25.00%	28.00%
Net operating loss carryforwards	$ 15,436	$ 10,002
Israeli Tax Laws [Member]
Taxes on Income [Line Items]
Blended corporate tax rate			23.00%
UK tax law [Member]
Taxes on Income [Line Items]
Blended corporate tax rate		19.00%
Fort-Technology [Member]
Taxes on Income [Line Items]
Net operating loss carryforwards	634
Fort-Technology [Member]
Taxes on Income [Line Items]
Net operating loss carryforwards	2,852
Smart and Pure Logistics [Member]
Taxes on Income [Line Items]
Net operating loss carryforwards	3,681	1,494
KeepZone [Member]
Taxes on Income [Line Items]
Net operating loss carryforwards	$ 38